Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Number of operating segments | segment			2
Advertising costs			$ 22	$ 22
Assets Held-for-sale, Not Part of Disposal Group, Current			291	206
Excise and sales taxes			$ 100	$ 100
Percentage of qualifying income			90.00%	90.00%	90.00%
Assets Held-for-sale, Not Part of Disposal Group			$ 4,549	$ 4,647
Successor [Member]
Property, Plant and Equipment [Line Items]
Advertising costs	$ 3
Excise and sales taxes	$ 27
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Advertising costs		$ 5
Excise and sales taxes		$ 10
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			5 years
Lease term			5 years
Minimum [Member] | Supply Agreements [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, weighted average useful life			5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			20 years
Lease term			15 years
Maximum [Member] | Supply Agreements [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, weighted average useful life			15 years
Building [Member]
Property, Plant and Equipment [Line Items]
PP&E, useful life			40 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
PP&E, useful life			3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
PP&E, useful life			15 years
Underground Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
PP&E, useful life			30 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
PP&E, useful life			20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Lease term			5 years